LONG-TERM AND OTHER DEBTS - Schedule of Borrowings (Details)	Sep. 30, 2022 USD ($)	Sep. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 19, 2021 CAD ($)	Jul. 01, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 57,471,505		$ 13,077,670
Current portion of long-term debt and other debts	9,795,750		13,015,584
Long-term portion of long-term debt and other debts	47,675,755		62,086
Banking Syndicate secured revolving credit, maturing August 11, 2024 (Note 8.1),
Disclosure of detailed information about borrowings [line items]
Total borrowings	36,902,809		0
Investissement Quebec (IQ) secured loan for the financing of the battery manufacturing plant and innovation center (Note 8.2)
Disclosure of detailed information about borrowings [line items]
Total borrowings	5,987,902		0		$ 50,000,000
Strategic Innovation Fund of the Government of Canada unsecured non-interest bearing loan for the financing of the battery manufacturing plant and innovation center (Note 8.3)
Disclosure of detailed information about borrowings [line items]
Total borrowings	4,768,853		0	$ 49,950,000
Loans on research and development tax credits and subsidies receivable
Disclosure of detailed information about borrowings [line items]
Total borrowings	9,771,494		10,564,590
Economic Development Canada (EDC) unsecured loans, maturing between January 2022 and February 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	0		24,397
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 8.4)
Disclosure of detailed information about borrowings [line items]
Total borrowings	40,447	$ 24,413	95,949
Balance of purchase price payable related to the acquisition of the dealership rights, without interest (Note 8.5)
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0		$ 2,392,734